Consolidated balance sheets (Statement) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 12,377	$ 22,517
Amounts receivable	2,857	1,349
Gold prepay loan	0	6,920
Other assets	2,935	1,023
Total current assets	18,169	31,809
Non-current assets
Gold prepay loan	0	8,237
Royalty, stream and other interests	314,783	207,923
Deferred income taxes	43,061	42,059
Total non-current assets	357,844	258,219
Total assets	376,013	290,028
Current liabilities
Accounts payable and accrued liabilities	6,057	4,391
Deferred payment liability - host contract	9,712	0
Deferred payment liability - conversion option	1,588	0
Total current liabilities	17,357	4,391
Non-current liabilities
Deferred payment liability – host contract	0	9,046
Deferred payment liability – conversion option	0	3,013
Revolving credit facility	68,750	0
Total non-current liabilities	68,750	12,059
Total liabilities	86,107	16,450
Equity
Common shares	255,305	254,210
Warrants	3,156	2,838
Contributed surplus	4,732	3,091
Retained earnings	2,785	13,439
Equity attributable to Nomad Royalty Company Ltd's shareholders	265,978	273,578
Non-controlling interests	23,928	0
Total equity	289,906	273,578
Total liabilities and equity	$ 376,013	$ 290,028